BALANCE SHEET COMPONENTS - SCHEDULE OF ACCRUED AND OTHER CURRENT LIABILITIES - (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
BALANCE SHEET COMPONENTS
Accrued payroll and other employee benefits	$ 2,868	$ 4,368
Other	319	1,090
Accrued research and development		9,363
Total accrued and other current liabilities	$ 3,187	$ 14,821